AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 26, 2017.

No. 811-23161

No. 333-212032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 20	☒

(Check appropriate box or boxes)

NuShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Office)

(312) 917-7700

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	With a copy to:	With a copy to:
Christopher M. Rohrbacher	Eric F. Fess	W. John McGuire
Vice President and Secretary	Chapman and Cutler LLP	Morgan, Lewis & Bockius LLP
333 West Wacker Drive	111 West Monroe Street	1111 Pennsylvania Avenue, NW
Chicago, IL 60606	Chicago, IL 60603	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on June 2, 2017 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A for NuShares ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until June 2, 2017, the effectiveness of Post-Effective Amendment No. 10 (“PEA No. 10”), which was filed with the Commission via EDGAR Accession No. 0001193125-17-043576 on February 14, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 10 by means of this filing, Parts A, B and C of PEA No. 10, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the NuShares ESG International Developed Markets Equity ETF and NuShares ESG Emerging Markets Equity ETF are incorporated herein by reference to Part A of PEA No. 10.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the NuShares ESG International Developed Markets Equity ETF and NuShares ESG Emerging Markets Equity ETF are incorporated herein by reference to Part B of PEA No. 10.

PART C – OTHER INFORMATION

The Part C for the NuShares ESG International Developed Markets Equity ETF and NuShares ESG Emerging Markets Equity ETF are incorporated herein by reference to Part C of PEA No. 10.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to Registration Statement No. 333-212032 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 26th day of May 2017.

NUSHARES ETF TRUST

BY:	/S/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			May 26, 2017

/S/ Martin Y.G. Kremenstein Martin Y.G. Kremenstein	Chief Administrative Officer (principal executive officer)

WILLIAM ADAMS IV*	Trustee	ý ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:*	/S/ Christopher M. Rohrbacher Christopher M. Rohrbacher Attorney-in-Fact May 26, 2017
MARGO L. COOK*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
ALBIN F. MOSCHNER*	Trustee
JOHN K. NELSON*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERRENCE J. TOTH*	Trustee
MARGARET L. WOLFF*	Trustee

*	The powers of attorney authorizing Christopher M. Rohrbacher, among others, to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed as exhibit (q)(i) and (q)(ii) to this Registration Statement.